Corporate Bonds Issuance (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Corporate Bond Liabilities
The corporate bond liabilities recorded by Banco Macro SA in these consolidated financial statements amount to:

Corporate Bonds	Original value		Residual face value as of 12/31/2019	12/31/2019	12/31/2018
Subordinated Resettable – Class A	USD 400,000,000	(a.1)	USD 400,000,000	24,311,663	23,518,130
Non-subordinated – Class B	Ps. 4,620,570,000	(a.2)	Ps. 2,889,191,000	2,902,111	5,323,901
Non-subordinated – Class C	Ps. 3,207,500,000	(a.3)	Ps. 3,207,500,000	2,622,928	4,486,316

Total				29,836,702	33,328,347

a.1)
On April 26, 2016, the general regular shareholders’ meeting approved the creation of a Global Program for the Issuance of Medium-Term Debt Securities, in accordance with the provisions of Law No. 23,576, as amended and further applicable regulations, up to a maximum amount outstanding at any time during the term of the program of USD 1,000,000,000 (one billion US dollars), or an equal amount in other currencies, under which it is possible to issue simple corporate bonds, not convertible into shares in one or more classes. Also, on April 28, 2017, the General and Special Shareholder’ Meeting resolved to extend the maximum amount of the abovementioned Global Program up to USD 1,500,000,000 (one thousand five hundred millions US dollars).

On November 4, 2016, under the abovementioned Global Program, Banco Macro SA issued Subordinated Resettable Corporate Bonds, class A, at a fixed rate of 6.750% p.a. until reset date, fully amortizable upon maturity (November 4, 2026) for a face value of USD 400,000,000 (four hundred million US dollars), under the terms and conditions set forth in the pricing supplement dated October 21, 2016. Interest is paid semiannually on May 4 and November 4 of every year and the reset date will be November 4, 2021. Since reset date, these Corporate Bonds will accrue a benchmark reset rate plus 546.3 basis points, according to the abovementioned terms and conditions.
In addition, the Bank has the option to fully redeem the issuance as the reset date and under the conditions established in the pricing supplement after that date. The Bank used the funds derived from such issuance to grant loans in accordance with BCRA guidelines.

a.2)
On May 8, 2017, under the Global Program mentioned on item a.1), Banco Macro SA issued non-subordinated
simple corporate bonds Class B not convertible into shares, at a fixed rate of 17.50%, fully amortizable upon maturity (May 8, 2022) for a face value of pesos 4,620,570,000 equivalent to USD 300,000,000 (three hundred million US dollars), under the terms and conditions set forth in the price supplement dated April 21, 2017. Interest is paid semiannually on November 8 and May 8 of every year, beginning on November 8, 2017.

In addition, the Bank may fully redeem the issuance for tax matters, but not partially. The Bank used the funds derived from such issuance to grant loans in accordance with BCRA guidelines.

On October 17, 2018 and October 16, 2019 the Board of Directors decided to pay off these corporate bonds for a face value of pesos 1,229,518,000 and 501,861,000, respectively, equivalent to the amount of purchases made as those date.
As of the date of issuance of these consolidated financial statements, the Bank made purchases of this issuance for a face value of pesos 506,995,000 with a remaining outstanding face value of 2,382,196,000.

a.3)
On April 9, 2018, under the Global Program mention on item a.1), Banco Macro SA issued non-subordinated simple corporate bonds Class C, for a face value of pesos 3,207,500,000, at an annual variable rate equivalent to the sum of (i) Badlar private rate applicable for the related accrued period; plus (ii) applicable margin of 3.5% p.a., fully amortizable upon maturity (April 9, 2021). Interest will be paid quarterly for the periods due on July 9, October 9, January 9 and April 9 of every year, beginning on July 9, 2018.

In addition, the Bank may fully redeem the issuance for tax matters, but not partially. The Bank used the funds derived from such issuance to grant loans in accordance with BCRA guidelines.
The Bank made purchases of this issuance for a face value of pesos 794,500,000, with a remaining outstanding face value of pesos 2,413,000,000. In addition, on October 16, 2019 and January 29, 2020, the Board of Directors decided to pay off these corporate bonds for a face value of 750,500,000 and 44,000,000, respectively.